Fair value of financial instruments	12 Months Ended
Dec. 31, 2023
Fair value of financial instruments [Abstract]
Fair value of financial instruments	Fair value of financial instruments
a) Detail
The following table summarises the fair values, at the end of each of the years indicated, of the financial assets and liabilities listed below, classified according to the different valuation methodologies used by the Group to determine their fair value:

EUR million
	2023			2022			2021
	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total	Published price quotations in active markets (level 1)	Internal Models (level 2 and 3)	Total
Financial assets held for trading	67,842	109,079	176,921	45,014	111,104	156,118	39,678	77,275	116,953
Non-trading financial assets mandatorily at fair value through profit or loss	1,765	4,145	5,910	1,800	3,913	5,713	2,398	3,138	5,536
Financial assets designated at fair value through profit or loss	2,746	7,027	9,773	1,976	7,013	8,989	2,113	13,844	15,957
Financial assets at fair value through other comprehensive income	64,631	18,677	83,308	64,216	21,023	85,239	77,749	30,289	108,038
Hedging derivatives (assets)	—	5,297	5,297	—	8,069	8,069	—	4,761	4,761
Financial liabilities held for trading	20,298	101,972	122,270	16,237	98,948	115,185	10,379	69,090	79,469
Financial liabilities designated at fair value through profit or lossA	25	40,342	40,367	212	40,056	40,268	3,620	11,323	14,943
Hedging derivatives (liabilities)	—	7,656	7,656	—	9,228	9,228	—	5,463	5,463
Liabilities under insurance contractsA	—	17,799	17,799	—	16,426	16,426	—	18,560	18,560
A. See impact of IFRS 17 at 31 December 2022 and 2021 (see Note 1.d).
Grupo Santander has developed a formal process for the systematic valuation and management of financial instruments, which has been implemented worldwide across all the Group’s units. The governance scheme for this process distributes responsibilities between two independent divisions: Treasury (development, marketing and daily management of financial products and market data) and Risk (on a periodic basis, validation of pricing models and market data, computation of risk metrics, new transaction approval policies, management of market risk and implementation of fair value adjustment policies).
The approval of new products follows a sequence of steps (request, development, validation, integration in corporate systems and quality assurance) before the product is brought into production. This process ensures that pricing systems have been properly reviewed and are stable before they are used.
The following subsections set forth the most important products and families of derivatives, and the related valuation techniques and inputs, by asset class:

Fixed income and inflation
The fixed income asset class includes basic instruments such as interest rate forwards, interest rate swaps and cross currency swaps, which are valued using the net present value of the estimated future cash flows discounted taking into account basis (swap and cross currency spreads) determined on the basis of the payment frequency and currency of each leg of the derivative. Vanilla options, including caps, floors and swaptions, are priced using the Black-Scholes model, which is one of the benchmark industry models. More exotic derivatives are priced using more complex models which are generally accepted as standard across institutions.
These pricing models are fed with observable market data such as deposit interest rates, futures rates, cross currency swap and constant maturity swap rates, and basis spreads, on the basis of which different yield curves, depending on the payment frequency, and discounting curves are calculated for each currency. In the case of options, implied volatilities are also used as model inputs. These volatilities are observable in the market for cap and floor options and swaptions, and interpolation and extrapolation of volatilities from the quoted ranges are carried out using generally accepted industry models. The pricing of more exotic derivatives may require the use of non-observable data or parameters, such as correlation (among interest rates and cross-asset), mean reversion rates and prepayment rates, which are usually defined from historical data or through calibration.
Inflation-related assets include zero-coupon or year-on-year inflation-linked bonds and swaps, valued with the present value method using forward estimation and discounting. Derivatives on inflation indices are priced using standard or more complex bespoke models, as appropriate. Valuation inputs of these models consider inflation-linked swap spreads observable in the market and estimations of inflation seasonality, on the basis of which a forward inflation curve is calculated. Also, implied volatilities taken from zero-coupon and year-on-year inflation options are also inputs for the pricing of more complex derivatives.
Equity and foreign exchange
The most important products in these asset classes are forward and futures contracts; they also include vanilla, listed and OTC (Over-The-Counter) derivatives on single underlying assets and baskets of assets. Vanilla options are priced using the standard Black-Scholes model and more exotic derivatives involving forward returns, average performance, or digital, barrier or callable features are priced using generally accepted industry models or bespoke models, as appropriate. For derivatives on illiquid stocks, hedging takes into account the liquidity constraints in models.
The inputs of equity models consider yield curves, spot prices, dividends, asset funding costs (repo margin spreads), implied volatilities, correlation among equity stocks and indices, and cross-asset correlation. Implied volatilities are obtained from market quotes of European and American-style vanilla call and put options. Various interpolation and extrapolation techniques are used to obtain continuous volatility for illiquid stocks. Dividends are usually estimated for the mid and long term. Correlations are implied, when possible, from market quotes of correlation-dependent products. In all other cases, proxies are used for correlations between benchmark underlyings or correlations are obtained from historical data.
The inputs of foreign exchange models include the yield curve for each currency, the spot foreign exchange rate, the implied volatilities and the correlation among assets of this class. Volatilities are obtained from European call and put options which are quoted in markets as of-the-money, risk reversal or butterfly options. Illiquid currency pairs are usually handled by using the data of the liquid pairs from which the illiquid currency can be derived. For more exotic products, unobservable model parameters may be estimated by fitting to reference prices provided by other non-quoted market sources.
Credit
The most common instrument in this asset class is the credit default swap (CDS), which is used to hedge credit exposure to third parties. In addition, models for first-to-default (FTD), n-to-default (NTD) and single-tranche collateralised debt obligation (CDO) products are also available. These products are valued with standard industry models, which estimate the probability of default of a single issuer (for CDS) or the joint probability of default of more than one issuer for FTD, NTD and CDO.
Valuation inputs are the yield curve, the CDS spread curve and the recovery rate. For indices and important individual issuers, the CDS spread curve is obtained in the market. For less liquid issuers, this spread curve is estimated using proxies or other credit-dependent instruments. Recovery rates are usually set to standard values. For listed single-tranche CDO, the correlation of joint default of several issuers is implied from the market. For FTD, NTD and bespoke CDO, the correlation is estimated from proxies or historical data when no other option is available.
Valuation adjustment for counterparty risk or default risk
The Credit valuation adjustment (CVA) is a valuation adjustment to over the counter (OTC) derivatives as a result of the risk associated with the credit exposure assumed to each counterparty.
The CVA is calculated taking into account potential exposure to each counterparty in each future period. The CVA for a specific counterparty is equal to the sum of the CVA for all the periods. The following inputs are used to calculate the CVA:
•Expected exposure: including for each transaction the mark-to-market (MtM) value plus an add-on for the potential future exposure for each period. Mitigating factors such as collateral and netting agreements are taken into account, as well as a temporary impairment factor for derivatives with interim payments.
•Severity: percentage of final loss assumed in a counterparty credit event/default.
•Probability of default: for cases where there is no market information (the CDS quoted spread curve, etc.), proxies based on companies holding exchange-listed CDS, in the same industry and with the same external rating as the counterparty, are used.
•Discount factor curve.
The Debit Valuation Adjustment (DVA) is a valuation adjustment similar to the CVA but, in this case, it arises as a result of the Group’s own risk assumed by its counterparties in OTC derivatives.
The CVA at 31 December 2023 amounted to EUR 293 million (resulting in a decrease of 16.5% compared to 31 December 2022) and DVA amounted to EUR 330 million (resulting in a decrease of 9.3% compared to 31 December 2022). These decreases are mainly due to movements in credit markets whose spread levels have reduced moderately compared to those of December 2022, partially offset by the upward movement in interest rates.
The CVA at 31 December 2022 amounted to EUR 351 million (resulting in an increase of 48% compared to 31 December 2021) and DVA amounted to EUR 364 million (resulting in an increase of 125% compared to 31 December 2021). The increase is mainly due to movements in credit markets whose spread levels have increased substantially compared to those at the end of 2021.
The CVA at 31 December 2021 amounted to EUR 237 million (decrease of 41.9% compared to 31 December 2020) and DVA amounted EUR 162 million (decrease of 30.4% compared to 31 December 2020). These impacts were mainly due to the continuous improvement in credit markets, the creation of particular credit curves for certain counterparties and the introduction of methodological improvements in the calculation of exposures.
In addition, the Group amounts the funding fair value adjustment (FFVA) is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. This includes the uncollateralised component of collateralised derivatives in addition to derivatives that are fully uncollateralised. The expected future funding exposure is calculated by a simulation methodology, where available. The FFVA impact is not material for the consolidated annual accounts as of 31 December 2023, 2022 and 2021.
During fiscal year 2023 there have been relevant reclassifications of instruments as Level 3, especially during the last quarter of the year. These changes have been motivated by the implementation of improvements in the classification criteria of financial instruments within the levels of the fair value hierarchy, to comply with regulatory expectations. Thus, the use of expert judgment to determine the observability of valuation inputs has been significantly reduced and objective criteria have been established based on access to price contributors and real market transactions. On the other hand, it has been strengthened the measurement of the significance of unobservable valuation inputs considering all the inputs that impact the valuation, including both market factors and others associated with credit risk.
As a consequence of these improvements, certain instruments have been classified as Level 3 as they are considered to use unobservable and significant inputs in their assessment. Among them, some long-term derivatives may be highlighted, others that incorporate optionality at unobservable terms or operations that include adjustments for credit risk in their valuation in which some of their components turn out to be unobservable and material. Likewise, some debt instruments that are not considered observable have been reclassified based on the new and stricter criteria currently used.
The effects on the consolidated financial statements resulting from the implementation of this new framework have been recognized prospectively in accordance with the provisions of IAS 8.
The rest of the changes in the instruments classified as Level 3 in the year have been due to movements in the volume of the positions of these instruments in the portfolio due to purchases/sales, with no significant variations having been detected in the market observability conditions of their inputs. of valuation.
Valuation adjustments due to model risk
The valuation models described above do not involve a significant level of subjectivity, since they can be adjusted and recalibrated, where appropriate, through internal calculation of the fair value and subsequent comparison with the related actively traded price. However, valuation adjustments may be necessary when market quoted prices are not available for comparison purposes.
The sources of risk are associated with uncertain model parameters, illiquid underlying issuers, and poor quality market data or missing risk factors (sometimes the best available option is to use limited models with controllable risk). In these situations, the Group calculates and applies valuation adjustments in accordance with common industry practice. The main sources of model risk are described below:
•In the fixed income markets, the sources of model risk include bond index correlations, basis spread modelling, the risk of calibrating model parameters and the treatment of near-zero or negative interest rates. Other sources of risk arise from the estimation of market data, such as volatilities or yield curves, whether used for estimation or cash flow discounting purposes.
•In the stock markets, the sources of model risk include forward skew modelling, the impact of stochastic interest rates, correlation and multi-curve modelling. Other sources of risk arise from managing hedges of digital callable and barrier option payments. Also worthy of consideration as sources of risk are the estimation of market data such as dividends and correlation for quanto and composite basket options.
•For specific financial instruments relating to home mortgage loans secured by financial institutions in the UK (which are regulated and partially financed by the Government) and property asset derivatives, the main input is the Halifax House Price Index (HPI). In these cases, risk assumptions include estimations of the future growth and the volatility of the HPI, the mortality rate and the implied credit spreads.
•Inflation markets are exposed to model risk resulting from uncertainty around modelling the correlation structure among various Consumer Price Index (CPI) rates. Another source of risk may arise from the bid-offer spread of inflation-linked swaps.
•The currency markets are exposed to model risk resulting from forward skew modelling and the impact of stochastic interest rate and correlation modelling for multi-asset instruments. Risk may also arise from market data, due to the existence of specific illiquid foreign exchange pairs.
•The most important source of model risk for credit derivatives relates to the estimation of the correlation between the probabilities of default of different underlying issuers. For illiquid underlying issuers, the CDS spread may not be well defined.
Set forth below are the financial instruments at fair value whose measurement was based on internal models (levels 2 and 3) at 31 December 2023, 2022 and 2021:

EUR million
	Fair values calculated using internal models at
	2023A
	Level 2	Level 3	Valuation techniques	Main assumptions
ASSETS	133,874	10,351
Financial assets held for trading	106,993	2,086
Central banksB	17,717	—	Present value method	Yield curves, FX market prices
Credit institutionsB	14,061	—	Present value method	Yield curves, FX market prices
CustomersB	11,418	24	Present value method	Yield curves, FX market prices
Debt and equity instruments	8,683	915	Present value method	Yield curves, FX market prices
Derivatives	55,114	1,147
Swaps	44,987	577	Present value method, Gaussian CopulaC	Yield curves, FX market prices, HPI, Basis, Liquidity
Exchange rate options	836	9	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate options	2,210	153	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Interest rate futures	33	—	Present value method	Yield curves, FX market prices
Index and securities options	126	235	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Liquidity
Other	6,922	173	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX and EQ market prices, Dividends, Correlation, HPI, Credit, Others
Hedging derivatives	5,297	—
Swaps	4,665	—	Present value method	Yield curves, FX market prices, Basis
Interest rate options	2	—	Black's Model	Yield curves, FX market prices, Volatility surfaces
Other	630	—	Present value method, Advanced stochastic volatility models and other	Yield curves, Volatility surfaces, FX market prices, Credit, Liquidity, Others
Non-trading financial assets mandatorily at fair value through profit or loss	2,050	2,095
Equity instruments	815	1,495	Present value method	Market price, Interest rates curves, Dividends and Others
Debt securities	539	313	Present value method	Yield curves
Loans and receivables	696	287	Present value method, swap asset model & CDS	Yield curves and Credit curves
Financial assets designated at fair value through profit or loss	6,846	181
Credit institutions	459	—	Present value method	Yield curves, FX market prices
CustomersC	6,189	31	Present value method	Yield curves, FX market prices, HPI
Debt securities	198	150	Present value method	Yield curves, FX market prices
Financial assets at fair value through other comprehensive income	12,688	5,989
Equity instruments	5	492	Present value method	Market price, Yield curves, Dividends and Others
Debt securities	9,638	559	Present value method	Yield curves, FX market prices
Loans and receivables	3,045	4,938	Present value method	Yield curves, FX market prices and Credit curves

EUR million
	Fair values calculated using internal models at
	2023A
	Level 2	Level 3	Valuation techniques	Main assumptions
LIABILITIES	166,542	1,227
Financial liabilities held for trading	101,103	869
Central banksB	7,808	—	Present value method	FX market prices, Yield curves
Credit institutionsB	17,862	—	Present value method	FX market prices, Yield curves
Customers	19,837	—	Present value method	FX market prices, Yield curves
Derivatives	49,380	869
Swaps	39,395	388	Present value method, Gaussian CopulaC	Yield curves, FX market prices, Basis, Liquidity, HPI
Interest rate options	2,207	139	Black's Model, multifactorial advanced models interest rate	Yield curves, Volatility surfaces, FX market prices, Liquidity
Exchange rate options	549	8	Black-Scholes Model	Yield curves, Volatility surfaces, FX market prices, Liquidity
Index and securities options	466	187	Black-Scholes model	Yield curves, FX market prices
Futures on interest rate and variable income	101	—	Present value method	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI
Other	6,662	147	Present value method, Advanced stochastic volatility models	Yield curves, Volatility surfaces, FX & EQ market prices, Dividends, Correlation, Liquidity, HPI, Credit, Others
Short positions	6,216	—	Present value method	Yield curves ,FX & EQ market prices, Equity
Hedging derivatives	7,650	6
Swaps	6,866	6	Present value method	Yield curves ,FX & EQ market prices, Basis
Interest rate options	1	—	Black's Model	Yield curves , Volatility surfaces, FX market prices and Liquidity
Other	783	—	Present value method, Advanced stochastic volatility models and other	Yield curves , Volatility surfaces, FX market prices, Credit, Liquidity, Other
Financial liabilities designated at fair value through profit or loss	40,313	29	Present value method	Yield curves, FX market prices
Liabilities under insurance contractsD	17,476	323	Present Value Method with actuarial techniques	Mortality tables and interest rate curves
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase agreements with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.See impact of IFRS 17 at 31 December 2022 and 2021 (see Note 1.d)

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2022A		2021A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
ASSETS	142,832	8,290	121,640	7,667
Financial assets held for trading	110,721	383	76,738	537
Central banksB	11,595	—	3,608	—	Present value method
Credit institutionsB	16,502	—	10,397	—	Present Value method
CustomersB	9,550	—	6,829	—	Present Value method
Debt and equity instruments	6,537	43	2,312	24	Present Value method
Derivatives	66,537	340	53,592	513
Swaps	54,367	139	43,700	224	Present Value method, Gaussian Copula
Exchange rate options	916	4	539	12	Black-Scholes Model
Interest rate options	2,681	39	2,112	182	Black's Model, advanced multifactor interest rate models
Interest rate futures	113	—	409	—	Present Value method
Index and securities options	354	48	439	41	Black's Model, advanced multifactor interest rate models
Other	8,106	110	6,393	54	Present Value method, Advanced stochastic volatility models and other
Hedging derivatives	8,069	—	4,761	—
Swaps	6,687	—	4,204	—	Present Value method
Interest rate options	2	—	9	—	Black’s Model
Other	1,380	—	548	—	Present Value method, Advanced stochastic volatility models and other
Non-trading financial assets mandatorily at fair value through profit or loss	2,080	1,833	1,273	1,865
Equity instruments	643	1,269	415	1,231	Present Value method
Debt securities issued	809	325	589	366	Present Value method
Loans and receivables	628	239	269	268	Present Value method, swap asset model & CDS
Financial assets designated at fair value through profit or loss	6,586	427	13,426	418
Credit institutions	673	—	3,152	—	Present Value method
CustomersC	5,769	5	10,270	18	Present Value method
Debt securities	144	422	4	400	Present Value method
Financial assets at fair value through other comprehensive income	15,376	5,647	25,442	4,847
Equity instruments	9	700	74	821	Present Value method
Debt securities	11,869	229	21,585	146	Present Value method
Loans and receivables	3,498	4,718	3,783	3,880	Present Value method

EUR million
	Fair values calculated using internal models at		Fair values calculated using internal models at
	2022A		2021A
	Level 2	Level 3	Level 2	Level 3	Valuation techniques
LIABILITIES	163,733	925	103,807	629
Financial liabilities held for trading	98,533	415	68,930	160
Central banksB	5,759	—	1,038	—	Present Value method
Credit institutionsB	9,796	—	6,488	—	Present Value method
Customers	12,226	—	6,141	—	Present Value method
Derivatives	64,147	415	53,234	160
Swaps	51,191	235	42,438	44	Present Value method, Gaussian Copula
Interest rate options	3,268	19	2,720	26	Black's Model, advanced multifactor interest rate models
Exchange rate options	769	—	658	7	Black-Scholes Model
Index and securities options	591	42	446	67	Black's Model, advanced multifactor interest rate models
Interest rate and equity futures	807	—	184	—	Present Value method
Other	7,521	119	6,788	16	Present Value method, Advanced stochastic volatility models and other
Short positions	6,605	—	2,029	—	Present Value method
Hedging derivatives	9,214	14	5,463	—
Swaps	8,142	14	4,149	—	Present Value method
Other	1,072	—	1,314	—	Present Value method, Advanced stochastic volatility models and other
Financial liabilities designated at fair value through profit or lossD	39,905	151	11,172	151	Present Value method
Liabilities under insurance contracts	16,081	345	18,242	318	Present Value method with actuarial techniques
A.Level 2 internal models use data based on observable market parameters, while level 3 internal models use significant non-observable inputs in market data.
B.Includes mainly short-term loans/deposits and repurchase/reverse repurchase with corporate customers (mainly brokerage and investment companies).
C.Includes, mainly, structured loans to corporate clients.
D.Includes, mainly, short-term deposits that are managed based on their fair value.
b) Financial Instruments (level 3)
Set forth below are the Group’s main financial instruments measured using unobservable market data as significant inputs of the internal models (level 3):
•HTC&S (Held to collect and sale) syndicated loans classified in the fair value category with changes in other comprehensive income, where the cost of liquidity is not directly observable in the market, as well as the prepayment option in favour of the borrower.
•Illiquid equity in non-trading portfolios, classified at fair value through profit or loss and at fair value through equity.
•Instruments in Santander UK’s portfolio (loans, debt securities and derivatives) linked to the House Price Index (HPI). Even if the valuation techniques used for these instruments may be the same as those used to value similar products (present value in the case of loans and debt securities, and the Black-Scholes model for derivatives), the main factors used in the valuation of these instruments are the HPI spot rate, the growth and volatility thereof, and the mortality rates, which are not always observable in the market and, accordingly, these instruments are considered illiquid.
•Callable interest rate derivatives (Bermudan-style options) where the main unobservable input is mean reversion of interest rates.
•Trading derivatives on interest rates, taking as an underlying asset titling and with the amortization rate (CPR, Conditional prepayment rate) as unobservable main entry.
• Derivatives from trading on inflation in Spain, where volatility is not observable in the market.
•Equity volatility derivatives, specifically indices and equities, where volatility is not observable in the long term.
•Derivatives on long-term interest rate and FX in some units (mainly South America) where for certain underlyings it is not possible to demonstrate observability to these terms.
•Debt instruments referenced to certain illiquid interest rates, for which there is no reasonable market observability.
The measurements obtained using the internal models might have been different if other methods or assumptions had been used with respect to interest rate risk, to credit risk, market risk and foreign currency risk spreads, or to their related correlations and volatilities. Nevertheless, the Bank’s directors consider that the fair value of the financial assets and liabilities recognised in the consolidated balance sheet and the gains and losses arising from these financial instruments are reasonable.

The net amount recognised in profit and loss in 2023 arising from models whose significant inputs are unobservable market data (level 3) amounted to EUR 404 profit (EUR 90 million loss in 2022 and EUR 73 million profit in 2021, respectively).
1.Valuation techniques
The table below shows the effect, at 31 December 2023, 2022 and 2021 on the fair value of the main financial instruments classified as level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by applying the probable valuation ranges of the main unobservable inputs detailed in the following table:

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Financial assets held for trading
Loans and advances to customers
Repos/Reverse repos	Other	Long-term repo spread	n.a.		n.a.	(0.08)	—
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 10%		5.01%	(1.90)	1.90
Government debt	Discounted Cash Flows	Discount curve	0% - 8%		3.99%	(7.77)	7.72
Derivatives
CCS	Forward estimation	Interest rate	(6)bps - 6bps	0.40	bps	(0.90)	1.03
CDS	Credit default models	Illiquid credit default spread curves	100bps - 200bps	149.14	bps	(0.14)	0.14
EQ Options	EQ option pricing model	Volatility	0% - 70%		44.39%	(0.51)	0.89
EQ Options	Local volatility	Volatility	10% - 90%		50.00%	(1.26)	1.26
FX Options	FX option pricing model	Volatility	0% - 40%		20.81%	(0.55)	0.59
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	2% - 8%		4.18%	(0.28)	0.16
IR Options	IR option pricing model	Volatility	0.4% - 32.2%		18.86%	(0.29)	0.41
IRS	Others	Others	5% - n.a.		n.a.	(1.25)	—
IRS	Discounted Cash Flows	Credit spread	2.6% - 8.3%		5.60%	(1.97)	2.18
IRS	Discounted Cash Flows	Swap rate	9.4% - 9.8%		9.60%	(1.01)	0.95
IRS	Forward estimation	Interest rate	(5.2)bps - 5.2bps	0.09	bps	(0.03)	0.03
IRS	Prepayment modelling	Prepayment rate	2.5% - 9.0%		8.92%	—	0.05
Property derivatives	Option pricing model	Growth rate	(5)% - 5%		0.00%	(3.92)	3.92
Securitisation Swap	Discounted Cash Flows	Constant prepayment rates	(22.30)% - 27.20%		2.47%	(4.95)	4.95
Structured notes	Price based	Price	(10)% - 10%		0.00%	(1.53)	1.53
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 3%		1.55%	(0.21)	0.21
Mortgage portfolio	Black Scholes model	Growth rate	(5)%- 5%		0.00%	(0.23)	0.23
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 8%		3.89%	(4.48)	4.25

2023
Portfolio/Instrument	Valuation technique	Main unobservable inputs	Range		Weighted average	Impacts (EUR million)
(Level 3)						Unfavourable scenario	Favourable scenario
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Property securities	Probability weighting	Growth rate	(5)% - 5%		0.00%	(0.35)	0.35
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(149.49)	149.49
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.		n.a.	(20.8)	—
Loans	Discounted Cash Flows	Interest rate curve	4.6% - 9.0%		6.80%	(0.68)	0.68
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp		0bp	(20.3)	20.30
Loans	Forward estimation	Credit spread	167.7bps - 365.8bps	167.74	bps	(3.46)	—
Loans	Market price	Market price	(10)% - 20%		0.00%	(5.02)	2.51
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)% - 1%		0.00%	(0.09)	0.09
Government debt	Discounted Cash Flows	Interest rate	0% - 2%		0.99%	—	—
Equity instruments
Equities	Price Based	Price	90% - 110%		100.00%	(49.24)	49.24
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%		39.03%	(0.45)	0.25
CMS	Discounted Cash Flows	Volatility	10% - 90%		47.66%	—	—
FX Options	Volatility option model	Volatility	10% - 90%		28.09%	(0.45)	0.13
IRS	Discounted Cash Flows	Inflation Swap Rate	10% - 90%		39.03%	(0.45)	0.25
Swaptions	Volatility option model	Volatility	10% - 90%		35.55%	(0.21)	0.10
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2022
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	10.07%	(1.38)	1.40
Corporate debt	Price based	Market price	85% - 115%	100.00%	—	—
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	4.92%	(8.34)	8.07
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.00%	—	—
CCS	Forward estimation	Interest rate	(4)bps - 4bps	0.42bps	(0.06)	0.07
CDS	Discounted Cash flows	Credit Spread	14.9bps - 42.1bps	21.99bps	(0.05)	0.02
EQ Options	EQ option pricing model	Volatility	0% - 90%	61.30%	(0.23)	0.48
EQ Options	Local volatility	Volatility	10% - 90%	50.00%	(1.05)	1.05
FRAs	Asset Swap model	Interest rate	0% - 6%	2.71%	(1.16)	0.95
Fx Swap	Others	Others	n.a.	n.a	(1.37)	1.37
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	0% - 10%	3.41%	(0.21)	0.11
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	17.37%	(0.14)	0.11
IR Options	IR option pricing model	Volatility	0% -60%	35.82%	(0.30)	0.44
IRS	Asset Swap model	Interest rate	0% - 15%	9.20%	(0.05)	0.08
IRS	Discounted Cash Flows	Credit spread	1.25% - 6.29%	3.89%	(2.25)	2.47
IRS	Discounted Cash Flows	Swap rate	8.6% - 9.1%	8.84%	(0.02)	0.03
IRS	Forward estimation	Interest rate	(6)bps - 6bps	0.13bps	(0.04)	0.04
IRS	Others	Others	5% - n.a.	n.a	(11.58)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	4.17%	(0.06)	0.05
Others	Forward estimation	Price	0% -2%	0.62%	(0.53)	0.24
Property derivatives	Option pricing model	Growth rate	(5)% - 5%	0.00%	(5.75)	5.75
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 2%	1.05%	(0.18)	0.18
Mortgage portfolio	Black Scholes model	Growth rate	(5)% - 5%	0.00%	(0.79)	0.79
Debt securities
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(4.25)	3.83
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0.01pbs	(0.33)	0.33
Property securities	Probability weighting	Growth rate	(5)% - 5%	0.00%	(0.68)	0.68
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(126.87)	126.87

Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a	(24.10)	—
Loans	Discounted Cash Flows	Interest rate curve	0.8% - 1.0%	0.88%	(0.08)	0.08
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	0bp	(17.51)	17.51
Loans	Forward estimation	Credit spread	2.56% - 3.4%	2.56%	(0.49)	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	(0.4)% - 1.6%	0.63%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(70.04)	70.04
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	40.73%	(0.29)	0.18
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Others	Long-term repo spread	n.a.	n.a.	(0.13)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.

2021
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets held for trading
Derivatives
CCS	Discounted Cash Flows	Interest rate	(0.7)% - 0.7%	0.73%	(0.11)	0.11
CCS	Forward estimation	Interest rate	(4)bps - 4bps	(0.09)bps	(0.03)	0.03
Convertibility curve - inputs: NDFs Offshore	Forward estimation	Price	0% - 2%	0.61%	(0.65)	0.28
EQ Options	EQ option pricing model	Volatility	0% -90%	61.20%	(0.24)	0.52
EQ Options	Local volatility	Volatility	10% - 90%	40.00%	(6.82)	6.82
FRAs	Asset Swap model	Interest rate	0% - 4%	1.78%	(0.91)	0.73
FX Options	FX option pricing model	Volatility	0% - 50%	32.14%	(0.28)	0.50
Inflation Derivatives	Asset Swap model	Inflation Swap Rate	(50)% - 50%	50.00%	(0.56)	0.28
Inflation Derivatives	Volatility option model	Volatility	0% - 40%	13.29%	(0.47)	0.24
IR Futures	Asset Swap model	Interest rate	0% - 15%	5.91%	(1.09)	0.71
IR Options	IR option pricing model	Volatility	0% - 60%	36.28%	(0.20)	0.31
IRS	Asset Swap model	Interest rate	(6)% - 12.80%	10.36%	(0.07)	0.13
IRS	Discounted Cash Flows	Credit spread	1.03% - 3.75%	2.02%	(7.21)	4.16
IRS	Discounted Cash Flows	Inflation Swap Rate	(0.8)%-6.5%	1.81%	(0.04)	0.01
IRS	Discounted Cash Flows	Swap Rate	7.7%-8.2%	(2.87%)	(0.23)	0.10
IRS	Forward estimation	Interest rate	TIIE91(8.98)bps - TIIE91 + 11.12bps	n.a.	(0.27)	0.17
IRS	Forward estimation	Prepayment rate	6% - 12%	n.a.	—	—
IRS	Others	Others	0.05%	n.a.	(1.49)	—
IRS	Prepayment modelling	Prepayment rate	2.5% - 6.2%	0.44%	(0.09)	0.05
Property derivatives	Option pricing model	Growth rate	0% - 5%	2.50%	(2.62)	2.62
Swaptions	IR option pricing model	Volatility	0% - 40%	26.67%	(0.13)	0.27
Debt securities
Corporate debt	Price based	Market price	85% - 115%	100%	—	—
Financial assets designated at fair value through profit or loss
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spreads	0.1% - 1.4%	0.66%	(0.26)	0.26
Mortgage portfolio	Black Scholes model	Growth rate	0% - 5%	2.50%	(1.90)	1.90
Debt securities
Corporate debt	Discounted Cash Flows	Credit spread	0% - 20%	9.88%	(1.23)	1.20
Government debt	Discounted Cash Flows	Discount curve	0% - 10%	8.33%	(4.14)	20.69
Other debt securities	Others	Inflation Swap Rate	0% - 10%	4.74%	(5.47)	4.92
Non-trading financial assets mandatorily at fair value through profit or loss
Debt securities
Corporate debt	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1bp	(0.56)	0.60
Property securities	Probability weighting	Growth rate	0% - 5%	2.50%	(1.19)	1.19
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(123.10)	123.10

2021
Portfolio/Instrument					Impacts (EUR million)
(Level 3)	Valuation technique	Main unobservable inputs	Range	Weighted average	Unfavourable scenario	Favourable scenario
Financial assets at fair value through other comprehensive income
Loans and advances to customers
Loans	Discounted Cash Flows	Credit spread	n.a.	n.a.	(19.84)	—
Loans	Discounted Cash Flows	Interest rate curve	(0.1)% - 1.0%	0.12%	(0.07)	0.07
Loans	Discounted Cash Flows	Margin of a reference portfolio	(1)bp - 1bp	1bp	(13.12)	13.04
Loans	Forward estimation	Credit spread	0.77% - 2.42%	n.a.	—	—
Debt securities
Government debt	Discounted Cash Flows	Interest rate	0.6% - 0.8%	0.09%	(0.01)	0.01
Equity instruments
Equities	Price Based	Price	90% - 110%	100.00%	(82.13)	82.13
Financial liabilities held for trading
Derivatives
Cap&Floor	Volatility option model	Volatility	10% - 90%	36.30%	(0.50)	0.43
Financial liabilities designated at fair value through profit or loss
Loans and advances to customers
Repos/Reverse repos	Asset Swap Repo Model	Long-term repo spread	n.a	n.a.	(0.36)	—
A.For each instrument, the valuation technique, the unobservable inputs are shown in the "Main observable inputs" column under probable scenarios, variation range, average value and impact resulting from valuing the position in the established maximum and minimum range.
B.The breakdown of impacts is shown by type of instrument and unobservable inputs.
C.The estimation of the range of variation of the unobservable inputs has been carried out taking into account plausible movements of said parameters depending on the type of instrument.
D.Zero impacts from fully hedged or back-to-back transactions have not been included in this exercise.
2. Movement of financial instruments classified as Level 3
Lastly, the changes in the financial instruments classified as Level 3 in 2023, 2022 and 2021 were as follows:

	01/01/2023	Changes						31/12/2023
EUR million	Fair value calculated using internal models (Level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	383	496	(149)	194	—	1,162	—	2,086
Customers	—	23	—	1	—	—	—	24
Debt securities	42	126	(63)	30	—	773	6	914
Equity instruments	1	—	—	—	—	—	—	1
Trading derivatives	340	347	(86)	163	—	389	(6)	1,147
Swaps	139	90	(4)	179	—	191	(18)	577
Exchange rate options	4	1	—	4	—	—	—	9
Interest rate options	39	—	—	2	—	112	—	153
Index and securities options	48	132	(4)	(20)	—	76	3	235
Other	110	124	(78)	(2)	—	10	9	173
Financial assets at fair value through profit or loss	427	51	—	(21)	—	22	(298)	181
Loans and advances to customers	5	—	—	4	—	22	—	31
Debt securities	422	51	—	(25)	—	—	(298)	150
Non-trading financial assets mandatorily at fair value through profit or loss	1,833	345	(238)	107	—	(6)	54	2,095
Customers	239	99	(73)	13	—	—	9	287
Debt instruments	325	38	(48)	(5)	—	—	3	313
Equity instruments	1,269	208	(117)	99	—	(6)	42	1,495
Financial assets at fair value through other comprehensive income	5,647	3,322	(3,411)	—	(204)	231	404	5,989
Loans and advances	4,718	3,322	(3,408)	—	36	160	110	4,938
Debt securities	229	—	—	—	5	71	254	559
Equity instruments	700	—	(3)	—	(245)	—	40	492
TOTAL ASSETS	8,290	4,214	(3,798)	280	(204)	1,409	160	10,351
Financial liabilities held for trading	415	276	(167)	(118)	—	476	(13)	869
Trading derivatives	415	276	(167)	(118)	—	476	(13)	869
Swaps	235	53	(83)	(58)	—	257	(16)	388
Exchange rate options	—	6	—	2	—	—	—	8
Interest rate options	19	4	(5)	(16)	—	137	—	139
Index and securities options	42	88	(13)	(15)	—	82	3	187
Others	119	125	(66)	(31)	—	—	—	147
Hedging derivatives (Liabilities)	14	—	—	(3)	—	(5)	—	6
Swaps	14	—	—	(3)	—	(5)	—	6
Financial liabilities designated at fair value through profit or loss	151	32	(151)	(3)	—	—	—	29
Liabilities under insurance contracts	345	—	—	—	(40)	—	18	323
TOTAL LIABILITIES	925	308	(318)	(124)	(40)	471	5	1,227

	01/01/2022	Changes						31/12/2022
EUR million	Fair value calculated using internal models (level 3)	Purchases /Issuances	Sales/Settlements	Changes in fair value recognized in profit or loss	Changes in fair value recognized in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	537	91	(99)	(116)	—	(15)	(15)	383
Debt securities	22	2	(2)	15	—	2	3	42
Equity instruments	2	—	—	—	—	(1)	—	1
Trading derivatives	513	89	(97)	(131)	—	(16)	(18)	340
Swaps	224	1	(47)	(20)	—	4	(23)	139
Exchange rate options	12	—	(9)	2	—	—	(1)	4
Interest rate options	182	—	—	(142)	—	(1)	—	39
Index and securities options	41	27	(28)	29	—	(26)	5	48
Other	54	61	(13)	—	—	7	1	110
Financial assets at fair value through profit or loss	418	—	(9)	(31)	—	—	49	427
Loans and advances to customers	18	—	(9)	(5)	—	—	1	5
Debt securities	400	—	—	(26)	—	—	48	422
Non-trading financial assets mandatorily at fair value through profit or loss	1,865	521	(579)	98	—	(22)	(50)	1,833
Customers	268	276	(280)	(25)	—	—	—	239
Debt securities	366	51	(33)	(31)	—	(27)	(1)	325
Equity instruments	1,231	194	(266)	154	—	5	(49)	1,269
Financial assets at fair value through other comprehensive income	4,847	8,564	(8,029)	—	(172)	417	20	5,647
Loans and advances	3,880	8,471	(7,988)	—	1	349	5	4,718
Debt securities	146	91	(23)	—	—	—	15	229
Equity instruments	821	2	(18)	—	(173)	68	—	700
TOTAL ASSETS	7,667	9,176	(8,716)	(49)	(172)	380	4	8,290
Financial liabilities held for trading	160	328	(97)	35	—	(2)	(9)	415
Trading derivatives	160	328	(97)	35	—	(2)	(9)	415
Swaps	44	32	(16)	189	—	9	(23)	235
Exchange rate options	7	6	(14)	1	—	—	—	—
Interest rate options	26	56	(44)	(19)	—	—	—	19
Index and securities options	67	23	(19)	(32)	—	(11)	14	42
Others	16	211	(4)	(104)	—	—	—	119
Hedging derivatives (Liabilities)	—	—	—	14	—	—	—	14
Swaps	—	—	—	14	—	—	—	14
Financial liabilities designated at fair value through profit or loss	151	0	(3)	3	—	0	0	151
Liabilities under insurance contracts	318	0	0	(11)	—	0	38	345
TOTAL LIABILITIES	629	328	(100)	41	—	(2)	29	925

	01/01/2021	Changes						31/12/2021
EUR million	Fair value calculated using internal models (level 3)	Purchases/ Issuances	Sales/Settlements	Changes in fair value recognised in profit or loss	Changes in fair value recognised in equity	Level reclassifications	Other	Fair value calculated using internal models (level 3)
Financial assets held for trading	740	136	(124)	(181)	—	(15)	(19)	537
Debt securities	7	20	(2)	(2)	—	—	(1)	22
Equity instruments	3	—	(1)	—	—	—	—	2
Trading derivatives	730	116	(121)	(179)	—	(15)	(18)	513
Swaps	272	5	(33)	(35)	—	33	(18)	224
Exchange rate options	22	14	(27)	3	—	—	—	12
Interest rate options	241	7	(39)	(27)	—	—	—	182
Index and securities options	94	18	(12)	(51)	—	(8)	—	41
Other	101	72	(10)	(69)	—	(40)	—	54
Financial assets at fair value through profit or loss	649	59	(120)	(11)	—	(163)	4	418
Credit entities	163	—	—	—	—	(163)	—	—
Loans and advances to customers	19	—	(2)	—	—	—	1	18
Debt securities	467	59	(118)	(11)	—	—	3	400
Non-trading financial assets mandatorily at fair value through profit or loss	934	534	(251)	127	—	485	36	1,865
Loans and advances to customers	295	122	(149)	—	—	(3)	3	268
Debt securities	134	206	(28)	28	—	17	9	366
Equity instruments	505	206	(74)	99	—	471	24	1,231
Financial assets at fair value through other comprehensive income	6,220	5,681	(6,588)	—	(228)	(241)	3	4,847
Loans and advances	4,791	5,597	(6,298)	—	(37)	(173)	—	3,880
Debt securities	206	75	(25)	—	(43)	(68)	1	146
Equity instruments	1,223	9	(265)	—	(148)	—	2	821
TOTAL ASSETS	8,543	6,410	(7,083)	(65)	(228)	66	24	7,667
Financial liabilities held for trading	295	85	(42)	(138)	—	(21)	(19)	160
Trading derivatives	295	85	(42)	(138)	—	(21)	(19)	160
Swaps	81	4	(10)	(36)	—	3	2	44
Exchange rate options	1	2	—	4	—	—	—	7
Interest rate options	49	26	(19)	(8)	—	—	(22)	26
Index and securities options	97	23	(5)	(27)	—	(22)	1	67
Securities and interest rate futures	2	—	(2)	—	—	—	—	—
Others	65	30	(6)	(71)	—	(2)	—	16
Financial liabilities designated at fair value through profit or loss	301	143	—	(6)	—	(289)	2	151
Liabilities under insurance contracts	309	—	—	6	—	—	3	318
TOTAL LIABILITIES	905	228	(42)	(138)	—	(310)	(14)	629